FAIR VALUE OF ASSETS AND LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis	Information related to the Company’s assets and liabilities measured at fair value on a recurring basis at March 31, 2022 and December 31, 2021 is as follows:

	Fair Value Measurements At Reporting Date Using:
	Fair Value	Quoted Prices In Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
March 31, 2022
U.S. Treasury securities	$9,241	$—	$9,241	$—
U.S. Government Sponsored Enterprises (GSEs)	8,039	—	8,039	—
State and municipal securities	54,646	—	54,646	—
Corporate debt securities	10,441	—	10,441	—
Asset based securities	10,005	—	10,005	—
Mortgage-backed GSE residential/multifamily and non-GSE	58,655	—	58,655	—
Other equity securities	8,937	4,854	—	4,083
Interest Rate Products - asset	4,278	—	4,278	—
Interest Rate Products - liabilities	(4,322)	—	(4,322)	—
December 31, 2021
U.S. Treasury securities	$7,822	$—	$7,822	$—
U.S. Government Sponsored Enterprises (GSEs)	9,193	—	9,193	—
State and municipal securities	56,781	—	56,781	—
Corporate debt securities	10,784	—	10,784	—
Asset based securities	10,472	—	10,472	—
Mortgage-backed GSE residential/multifamily and non-GSE	37,120	—	37,120	—
Other equity securities	9,232	4,985	—	4,247
Interest Rate Products - asset	1,784	—	1,784	—
Interest Rate Products - liabilities	(1,843)	—	(1,843)	—
The carrying amount and estimated fair value of the Company’s financial instruments were as follows:

	March 31, 2022
		Estimated Fair Value
	Carrying Amount	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$208,824	$208,824	$—	$—
Securities available for sale	151,027	—	151,027	—
Other equity securities	8,937	4,854	—	4,083
Loans held for sale	2,509	—	2,509	—
Trading assets	4,278	—	4,278	—
Loans, net	1,294,578	—	1,277,836	8,329
Bank owned life insurance	29,343	—	29,343	—
Annuities	15,523	—	15,523	—
Accrued interest receivable	4,427	—	4,427	—
Restricted equity securities	2,825	—	—	2,825

Financial liabilities:
Deposits	$1,541,839	$—	$1,469,334	$—
Trading liabilities	4,322	—	4,322	—
FHLB advances	25,950	—	25,829	—
Other borrowings	—	—	—	—
Subordinated notes	47,154	—	47,154	—
Accrued interest payable	107	—	107	—

	December 31, 2021
		Estimated Fair Value
	Carrying Amount	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$283,956	$283,956	$—	$—
Securities available for sale	132,172	—	132,172	—
Other equity securities	9,232	4,985	—	4,247
Loans held for sale	2,400	—	2,400	—
Trading assets	1,784	—	1,784	—
Loans, net	1,235,456	—	1,237,491	7,718
Bank owned life insurance	22,201	—	22,201	—
Annuities	12,888	—	12,888	—
Accrued interest receivable	4,170	—	4,170	—
Restricted equity securities	2,600	—	—	2,600

Financial liabilities:
Deposits	$1,556,451	$—	$1,507,190	$—
Trading liabilities	1,843	—	1,843	—
FHLB advances	25,950	—	25,926	—
Other borrowings	12,498	—	12,498	—
Subordinated notes	—	—	—	—
Accrued interest payable	132	—	132	—
Information related to the Company’s assets and liabilities measured at fair value on a recurring basis at December 31, 2021 and December 31, 2020 is as follows:

	Fair Value Measurements At Reporting Date Using:
	Fair Value	Quoted Prices In Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2021
U.S. Treasury securities	$7,822	$—	$7,822	$—
U.S. Government Sponsored Enterprises (GSEs)	9,193	—	9,193	—
State and municipal securities	56,781	—	56,781	—
Corporate debt securities	10,784	—	10,784	—
Asset based securities	10,472	—	10,472	—
Mortgage-backed GSE residential/multifamily and non GSE	37,120	—	37,120	—
Other equity securities	9,232	4,985	—	4,247
Interest Rate Products - asset	1,784	—	1,784	—
Interest Rate Products - liabilities	(1,843)	—	(1,843)	—

December 31, 2020
U.S. Treasury securities	$—	$—	$—	$—
U.S. Government Sponsored Enterprises (GSEs)	9,366	—	9,366	—
State and municipal securities	67,941	—	67,941	—
Corporate debt securities	8,469	—	8,469	—
Asset based securities	9,111	—	9,111	—
Mortgage-backed GSE residential/multifamily and non-GSE	19,114	—	19,114	—
Other equity securities	5,017	5,017	—	—
Interest Rate Products - asset	983	—	983	—
Interest Rate Products - liabilities	(1,013)	—	(1,013)	—
The carrying amount and estimated fair value of the Company’s financial instruments were as follows:

	December 31, 2021
		Estimated Fair Value
	Carrying Amount	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$283,956	$283,956	$—	$—
Securities available for sale	132,172	—	132,172	—
Other equity securities	9,232	4,985	—	4,247
Loans held for sale	2,400	—	2,400	—
Trading assets	1,784	—	1,784	—
Loans, net	1,235,456	—	1,237,491	7,718
Bank owned life insurance	22,201	—	22,201	—
Annuities	12,888	—	12,888	—
Accrued interest receivable	4,170	—	4,170	—
Restricted equity securities	2,600	—	—	2,600

Financial liabilities:
Deposits	$1,556,451	$—	$1,507,190	$—
Trading liabilities	1,843	—	1,843	—
FHLB advances	25,950	—	25,926	—
Other borrowings	12,498	—	12,498	—
Subordinated notes	—	—	—	—
Accrued interest payable	132	—	132	—
NOTE 17.    FAIR VALUE OF ASSETS AND LIABILITIES (Continued)
Fair Value of Financial Instruments (Continued)

	December 31, 2020
		Estimated Fair Value
	Carrying Amount	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$84,907	$84,907	$—	$—
Securities available for sale	114,001	—	114,001	—
Other equity securities	5,017	5,017	—	—
Loans held for sale	5,696	—	5,696	—
Trading assets	983	—	983	—
Loans, net	1,018,256	—	1,030,104	4,392
Bank owned life insurance	22,458	—	22,458	—
Annuities	12,903	—	12,903	—
Accrued interest receivable	4,243	—	4,243	—
Restricted equity securities	3,224	—	—	3,224

Financial liabilities:
Deposits	$1,139,661	$—	$1,140,979	$—
Trading liabilities	1,013	—	1,013	—
FHLB advances	30,900	—	30,962	—
Other borrowings	7,975	—	7,975	—
Subordinated notes	4,493	—	4,493	—
Accrued interest payable	278	—	278	—

Fair Value Measurements, Nonrecurring	Assets measured at fair value on a nonrecurring basis are included in the table below as of March 31, 2022 and December 31, 2021:

	Fair Value Measurements At Reporting Date Using:
	Fair Value	Quoted Prices In Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
March 31, 2022:
Impaired loans	$8,329	$—	$—	$8,329
Foreclosed assets	2,930	—	—	2,930
Totals	$11,259	$—	$—	$11,259

	Fair Value	Quoted Prices In Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2021:
Impaired loans	$7,718	$—	$—	$7,718
Foreclosed assets	2,930	—	—	2,930
Totals	$10,648	$—	$—	$10,648
Assets measured at fair value on a nonrecurring basis are included in the table below as of December 31, 2021 and December 31, 2020:

	Fair Value Measurements At Reporting Date Using:
	Fair Value	Quoted Prices In Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2021
Impaired loans	$7,718	$—	$—	$7,718
Foreclosed assets	2,930	—	—	2,930
Totals	$10,648	$—	$—	10,648

	Fair Value	Quoted Prices In Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2020
Impaired loans	$4,392	$—	$—	$4,392
Foreclosed assets	10,224	—	—	10,224
Totals	$14,616	$—	$—	14,616

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The table below includes a rollforward of the balance sheet amounts for the year ended December 31, 2021 and 2020 (including the change in fair value) for financial instruments classified by the Company within Level 3 of the valuation hierarchy measured at fair value on a recurring basis.

	December 31,
	2021	2020
Carrying value, beginning of period	$—	$—
Purchases	4,000	—
Net realized gains	247	—
Carrying value, end of period	$4,247	$—

Fair Value Measurement Inputs and Valuation Techniques
For Level 3 assets measured at fair value on a nonrecurring basis as of March 31, 2022, the significant unobservable inputs used in the fair value measurements are presented below.

	Carrying Amount	Valuation Technique	Significant Unobservable Input	Weighted Average of Input
Nonrecurring:
Impaired loans	$8,329	Appraisal	Appraisal discounts (%)	15-20%
Foreclosed assets	$2,930	Appraisal	Appraisal discounts (%)	10-15%
For Level 3 assets measured at fair value on a non-recurring basis as of December 31, 2021, the significant unobservable inputs used in the fair value measurements are presented below.

	Carrying Amount	Valuation Technique	Significant Unobservable Input	Weighted Average of Input
Nonrecurring:
Impaired loans	$7,718	Appraisal	Appraisal discounts (%)	15-20%
Foreclosed assets	$2,930	Appraisal	Appraisal discounts (%)	10-15%

For Level 3 assets measured at fair value on a recurring basis as of December 31, 2021, the significant unobservable inputs used in the fair value measurements are presented below.

	Carrying Amount	Valuation Technique	Significant Unobservable Input	Weighted Average of Input
Recurring:
Other equity securities	$4,247	Discounted cash flow	Discount rate (%)	N/A
For Level 3 assets measured at fair value on a recurring basis as of December 31, 2020, the significant unobservable inputs used in the fair value measurements are presented below.

	Carrying Amount	Valuation Technique	Significant Unobservable Input	Weighted Average of Input
Recurring:
Other equity securities	$—	Discounted cash flow	Discount rate (%)	N/A
NOTE 17.    FAIR VALUE OF ASSETS AND LIABILITIES (Continued)
Quantitative Disclosures for Level 3 Fair Value Measurements (Continued)
For Level 3 assets measured at fair value on a nonrecurring basis as of December 31, 2021, the significant unobservable inputs used in the fair value measurements are presented below.

	Carrying Amount	Valuation Technique	Significant Unobservable Input	Weighted Average of Input
Nonrecurring:
Impaired loans	$7,718	Appraisal	Appraisal discounts (%)	15-20%
Foreclosed assets	$2,930	Appraisal	Appraisal discounts (%)	10-15%
For Level 3 assets measured at fair value on a nonrecurring basis as of December 31, 2020, the significant unobservable inputs used in the fair value measurements are presented below.

	Carrying Amount	Valuation Technique	Significant Unobservable Input	Weighted Average of Input
Nonrecurring:
Impaired loans	$4,392	Appraisal	Appraisal discounts (%)	15-20%
Foreclosed assets	$10,224	Appraisal	Appraisal discounts (%)	10-15%